Shareholder Report, Holdings (Details)	Sep. 30, 2024
U.S. GOVERNMENT MONEY MARKET FUND | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
U.S. GOVERNMENT MONEY MARKET FUND | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
U.S. GOVERNMENT MONEY MARKET FUND | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
GLOBAL REAL ESTATE INDEX FUND | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
GLOBAL REAL ESTATE INDEX FUND | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
GLOBAL REAL ESTATE INDEX FUND | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
GLOBAL REAL ESTATE INDEX FUND | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
GLOBAL REAL ESTATE INDEX FUND | All other currencies less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
INTERNATIONAL EQUITY INDEX FUND | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
INTERNATIONAL EQUITY INDEX FUND | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
INTERNATIONAL EQUITY INDEX FUND | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
INTERNATIONAL EQUITY INDEX FUND | All other currencies less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
INTERNATIONAL EQUITY INDEX FUND | British Pound [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
INTERNATIONAL EQUITY INDEX FUND | Swiss Franc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
LARGE CAP VALUE FUND | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
LARGE CAP VALUE FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
LARGE CAP VALUE FUND | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
LARGE CAP VALUE FUND | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
LARGE CAP VALUE FUND | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
LARGE CAP VALUE FUND | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
LARGE CAP VALUE FUND | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
LARGE CAP VALUE FUND | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
LARGE CAP VALUE FUND | All other industries less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
U.S. GOVERNMENT SELECT MONEY MARKET FUND | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
U.S. GOVERNMENT SELECT MONEY MARKET FUND | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
U.S. GOVERNMENT SELECT MONEY MARKET FUND | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
U.S. TREASURY INDEX FUND | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
U.S. TREASURY INDEX FUND | Other less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
SMALL CAP CORE FUND - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
SMALL CAP CORE FUND - CLASS I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
SMALL CAP CORE FUND - CLASS I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
SMALL CAP CORE FUND - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
SMALL CAP CORE FUND - CLASS I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
SMALL CAP CORE FUND - CLASS I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
SMALL CAP CORE FUND - CLASS I | All other industries less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
SMALL CAP CORE FUND - CLASS I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
SMALL CAP CORE FUND - CLASS K | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
SMALL CAP CORE FUND - CLASS K | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
SMALL CAP CORE FUND - CLASS K | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
SMALL CAP CORE FUND - CLASS K | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
SMALL CAP CORE FUND - CLASS K | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
SMALL CAP CORE FUND - CLASS K | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
SMALL CAP CORE FUND - CLASS K | All other industries less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
SMALL CAP CORE FUND - CLASS K | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
HIGH YIELD FIXED INCOME FUND | Other less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
HIGH YIELD FIXED INCOME FUND | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.80%
HIGH YIELD FIXED INCOME FUND | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
CORE BOND FUND | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
CORE BOND FUND | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
CORE BOND FUND | Other less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
CORE BOND FUND | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
CORE BOND FUND | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
CORE BOND FUND | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
SHORT BOND FUND | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
SHORT BOND FUND | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
SHORT BOND FUND | Other less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
SHORT BOND FUND | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
SHORT BOND FUND | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
SHORT BOND FUND | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
GLOBAL TACTICAL ASSET ALLOCATION FUND | U.S. Equity [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%
GLOBAL TACTICAL ASSET ALLOCATION FUND | U.S. Bond Investment Grade [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
GLOBAL TACTICAL ASSET ALLOCATION FUND | Non U.S. Equity Developed [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
GLOBAL TACTICAL ASSET ALLOCATION FUND | Non U.S. Equity Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
GLOBAL TACTICAL ASSET ALLOCATION FUND | U.S. Bonds High Yield [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
GLOBAL TACTICAL ASSET ALLOCATION FUND | Global Infrastructure [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
GLOBAL TACTICAL ASSET ALLOCATION FUND | Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
GLOBAL TACTICAL ASSET ALLOCATION FUND | Cash One [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND | Other less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.60%
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
SMALL CAP INDEX FUND | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
SMALL CAP INDEX FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
SMALL CAP INDEX FUND | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
SMALL CAP INDEX FUND | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
SMALL CAP INDEX FUND | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
SMALL CAP INDEX FUND | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
SMALL CAP INDEX FUND | All other industries less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
SMALL CAP INDEX FUND | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
U.S. QUALITY ESG FUND - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
U.S. QUALITY ESG FUND - CLASS I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
U.S. QUALITY ESG FUND - CLASS I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
U.S. QUALITY ESG FUND - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
U.S. QUALITY ESG FUND - CLASS I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
U.S. QUALITY ESG FUND - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
U.S. QUALITY ESG FUND - CLASS I | All other industries less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
U.S. QUALITY ESG FUND - CLASS I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
U.S. QUALITY ESG FUND - CLASS K | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
U.S. QUALITY ESG FUND - CLASS K | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
U.S. QUALITY ESG FUND - CLASS K | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
U.S. QUALITY ESG FUND - CLASS K | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
U.S. QUALITY ESG FUND - CLASS K | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
U.S. QUALITY ESG FUND - CLASS K | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
U.S. QUALITY ESG FUND - CLASS K | All other industries less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
U.S. QUALITY ESG FUND - CLASS K | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
ARIZONA TAX-EXEMPT FUND | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.20%
ARIZONA TAX-EXEMPT FUND | General Obligation Unlimited Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
ARIZONA TAX-EXEMPT FUND | Certificates of Participation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
ARIZONA TAX-EXEMPT FUND | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
ARIZONA TAX-EXEMPT FUND | Special Assessment Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
ARIZONA TAX-EXEMPT FUND | General Obligation Limited Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND | General Obligation Unlimited Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND | Certificates of Participation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND | Special Tax Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND | Tax Allocation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
ULTRA-SHORT FIXED INCOME FUND | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
ULTRA-SHORT FIXED INCOME FUND | Other less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
ULTRA-SHORT FIXED INCOME FUND | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
ULTRA-SHORT FIXED INCOME FUND | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
ULTRA-SHORT FIXED INCOME FUND | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
ULTRA-SHORT FIXED INCOME FUND - SIEBERT WILLIAMS SHANK SHARES | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
ULTRA-SHORT FIXED INCOME FUND - SIEBERT WILLIAMS SHANK SHARES | Other less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
ULTRA-SHORT FIXED INCOME FUND - SIEBERT WILLIAMS SHANK SHARES | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
ULTRA-SHORT FIXED INCOME FUND - SIEBERT WILLIAMS SHANK SHARES | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
ULTRA-SHORT FIXED INCOME FUND - SIEBERT WILLIAMS SHANK SHARES | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND | Other less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.90%
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Multi-Manager Global Real Estate Fund | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.00%
Multi-Manager Global Real Estate Fund | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Multi-Manager Global Real Estate Fund | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Multi-Manager Global Real Estate Fund | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Multi-Manager Global Real Estate Fund | All other currencies less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Multi-Manager Global Real Estate Fund | British Pound [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Active M Emerging Markets Equity Fund | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Active M Emerging Markets Equity Fund | All other currencies less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Active M Emerging Markets Equity Fund | Indian Rupee [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Active M Emerging Markets Equity Fund | Hong Kong Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Active M Emerging Markets Equity Fund | Taiwan Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Active M Emerging Markets Equity Fund | Korean Won [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Active M Emerging Markets Equity Fund | South African Rand [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
GLOBAL SUSTAINABILITY INDEX FUND - CLASS I | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.20%
GLOBAL SUSTAINABILITY INDEX FUND - CLASS I | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
GLOBAL SUSTAINABILITY INDEX FUND - CLASS I | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
GLOBAL SUSTAINABILITY INDEX FUND - CLASS I | All other currencies less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
GLOBAL SUSTAINABILITY INDEX FUND - CLASS K | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.20%
GLOBAL SUSTAINABILITY INDEX FUND - CLASS K | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
GLOBAL SUSTAINABILITY INDEX FUND - CLASS K | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
GLOBAL SUSTAINABILITY INDEX FUND - CLASS K | All other currencies less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
LIMITED TERM TAX-EXEMPT FUND | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	14.40%
LIMITED TERM TAX-EXEMPT FUND | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.60%
LIMITED TERM TAX-EXEMPT FUND | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
LIMITED TERM TAX-EXEMPT FUND | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	5.10%
LIMITED TERM TAX-EXEMPT FUND | All other states less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.70%
LIMITED TERM U.S. GOVERNMENT FUND | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.60%
LIMITED TERM U.S. GOVERNMENT FUND | Other less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BOND INDEX FUND | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
BOND INDEX FUND | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
BOND INDEX FUND | Other less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BOND INDEX FUND | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
BOND INDEX FUND | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
ACTIVE M INTERNATIONAL EQUITY FUND | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
ACTIVE M INTERNATIONAL EQUITY FUND | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
ACTIVE M INTERNATIONAL EQUITY FUND | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
ACTIVE M INTERNATIONAL EQUITY FUND | All other currencies less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
ACTIVE M INTERNATIONAL EQUITY FUND | British Pound [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
EMERGING MARKETS EQUITY INDEX FUND | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
EMERGING MARKETS EQUITY INDEX FUND | All other currencies less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
EMERGING MARKETS EQUITY INDEX FUND | Indian Rupee [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
EMERGING MARKETS EQUITY INDEX FUND | Hong Kong Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
EMERGING MARKETS EQUITY INDEX FUND | Taiwan Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
EMERGING MARKETS EQUITY INDEX FUND | Korean Won [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
LARGE CAP CORE FUND | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
LARGE CAP CORE FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
LARGE CAP CORE FUND | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
LARGE CAP CORE FUND | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
LARGE CAP CORE FUND | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
LARGE CAP CORE FUND | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
LARGE CAP CORE FUND | All other industries less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
LARGE CAP CORE FUND | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
MID CAP INDEX FUND | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
MID CAP INDEX FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
MID CAP INDEX FUND | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
MID CAP INDEX FUND | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
MID CAP INDEX FUND | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
MID CAP INDEX FUND | All other industries less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
MID CAP INDEX FUND | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
MID CAP INDEX FUND | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
HIGH YIELD MUNICIPAL FUND | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.60%
HIGH YIELD MUNICIPAL FUND | All other states less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.90%
HIGH YIELD MUNICIPAL FUND | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	10.60%
HIGH YIELD MUNICIPAL FUND | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	8.20%
HIGH YIELD MUNICIPAL FUND | INDIANA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SMALL CAP VALUE FUND | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
SMALL CAP VALUE FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
SMALL CAP VALUE FUND | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
SMALL CAP VALUE FUND | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
SMALL CAP VALUE FUND | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
SMALL CAP VALUE FUND | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
SMALL CAP VALUE FUND | All other industries less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
SMALL CAP VALUE FUND | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
SMALL CAP VALUE FUND | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
INTERMEDIATE TAX-EXEMPT FUND | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
INTERMEDIATE TAX-EXEMPT FUND | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	14.60%
INTERMEDIATE TAX-EXEMPT FUND | All other states less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
INTERMEDIATE TAX-EXEMPT FUND | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
INTERMEDIATE TAX-EXEMPT FUND | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	5.60%
INTERMEDIATE TAX-EXEMPT FUND | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	5.40%
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND | All other currencies less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND | British Pound [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
INCOME EQUITY FUND | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
INCOME EQUITY FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
INCOME EQUITY FUND | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
INCOME EQUITY FUND | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
INCOME EQUITY FUND | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
INCOME EQUITY FUND | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
INCOME EQUITY FUND | All other industries less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
INCOME EQUITY FUND | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
INTERNATIONAL EQUITY FUND | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
INTERNATIONAL EQUITY FUND | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
INTERNATIONAL EQUITY FUND | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
INTERNATIONAL EQUITY FUND | All other currencies less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
INTERNATIONAL EQUITY FUND | British Pound [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
INTERNATIONAL EQUITY FUND | Swiss Franc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
INTERNATIONAL EQUITY FUND | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
FIXED INCOME FUND | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
FIXED INCOME FUND | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
FIXED INCOME FUND | Other less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FIXED INCOME FUND | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
FIXED INCOME FUND | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
FIXED INCOME FUND | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
U.S. GOVERNMENT FUND | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
U.S. GOVERNMENT FUND | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.90%
U.S. GOVERNMENT FUND | Other less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
STOCK INDEX FUND | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
STOCK INDEX FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
STOCK INDEX FUND | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
STOCK INDEX FUND | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
STOCK INDEX FUND | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
STOCK INDEX FUND | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
STOCK INDEX FUND | All other industries less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
STOCK INDEX FUND | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
TAX-EXEMPT FUND | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.60%
TAX-EXEMPT FUND | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	12.10%
TAX-EXEMPT FUND | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	6.60%
TAX-EXEMPT FUND | All other states less than 5% [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.30%
TAX-EXEMPT FUND | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
TAX-EXEMPT FUND | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	5.00%
TAX-EXEMPT FUND | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	5.40%
CALIFORNIA TAX-EXEMPT FUND | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%
CALIFORNIA TAX-EXEMPT FUND | General Obligation Unlimited Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
CALIFORNIA TAX-EXEMPT FUND | Certificates of Participation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
CALIFORNIA TAX-EXEMPT FUND | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CALIFORNIA TAX-EXEMPT FUND | Special Tax Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
CALIFORNIA TAX-EXEMPT FUND | Tax Allocation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%